8. ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	9 Months Ended
Sep. 30, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income
Other comprehensive loss	$(326)